ACQUISITIONS (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total Revenues
As reported	$ 7,343	$ 8,928
Pro forma	11,938	13,420
Operating Loss
As reported	(83,169)	(16,470)
Pro forma	(85,409)	(20,216)
Net Income (Loss) Attributable to Noncontrolling Interest [Abstract]
As reported	(158,232)	(402,562)	(290,395)
Pro forma	(160,468)	(406,308)
Net loss per share applicable to common shareholders
As reported	$ (119.27)	$ (1,129.53)	$ (17,631.76)
Pro forma	$ (120.97)	$ (1,136.20)
Viking Pre Plant LLC [Member]
Total Revenues
Pro forma	11,297	13,037
Operating Loss
Pro forma	(83,723)	(17,069)
Net Income (Loss) Attributable to Noncontrolling Interest [Abstract]
Pro forma	(158,786)	(403,161)
Net loss per share applicable to common shareholders
Pro forma	$ (119.70)	$ (1,127.40)
Viking Acquisition Group LLC [Member]
Total Revenues
As reported	203
Pro forma	7,984	9,311
Operating Loss
Pro forma	(82,818)	(17,084)
Net Income (Loss) Attributable to Noncontrolling Interest [Abstract]
Pro forma	$ (157,881)	$ (403,176)
Net loss per share applicable to common shareholders
Pro forma	$ (119.02)	$ (1,127.44)